Financial Assets and Liabilities - Summary of Maximum Exposure to Credit Risk (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	₱ 47,200	₱ 47,203
Collateral and Other Credit Enhancements*	427	521
Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	47,627	47,724
Financial assets at amortised cost, category [member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	45,684	46,260
Collateral and Other Credit Enhancements*	427	521
Financial assets at amortised cost, category [member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	46,111	46,781
Financial assets at amortised cost, category [member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	395	595
Financial assets at amortised cost, category [member] | Debt Instruments at Amortized Cost [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	395	595
Financial assets at amortised cost, category [member] | Other Financial Assets [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	3,957	3,801
Financial assets at amortised cost, category [member] | Other Financial Assets [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	3,957	3,801
Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	9,967	16,031
Collateral and Other Credit Enhancements*	44	146
Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	10,011	16,177
Financial assets at amortised cost, category [member] | Short Term Investments1
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	136
Financial assets at amortised cost, category [member] | Short Term Investments1 | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	136	122
Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	14,677	9,650
Collateral and Other Credit Enhancements*	346	338
Financial assets at amortised cost, category [member] | Corporate subscribers [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	15,023	9,988
Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	7,613	10,159
Collateral and Other Credit Enhancements*	37	37
Financial assets at amortised cost, category [member] | Retail subscribers [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	7,650	10,196
Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	1,177	1,126
Financial assets at amortised cost, category [member] | Foreign administrations [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	1,177	1,126
Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	256	187
Financial assets at amortised cost, category [member] | Domestic carriers [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	256	187
Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	7,506	4,589
Financial assets at amortised cost, category [member] | Dealers agents and others [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	7,506	4,589
financial assets at FVPL [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	1,516	943
financial assets at FVPL [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	1,516	943
financial assets at FVPL [Member] | Long Term Foreign Currency Options
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	385	96
financial assets at FVPL [Member] | Long Term Foreign Currency Options | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	385	96
financial assets at FVPL [Member] | Cash equivalents and short-term investments
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		269
financial assets at FVPL [Member] | Cash equivalents and short-term investments | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		269
financial assets at FVPL [Member] | Short Term Investments1
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		122
financial assets at FVPL [Member] | Forward Foreign Exchange Contracts [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	30
financial assets at FVPL [Member] | Forward Foreign Exchange Contracts [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	30
financial assets at FVPL [Member] | Financial Assets at FVPL
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	1,101	578
financial assets at FVPL [Member] | Financial Assets at FVPL | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	₱ 1,101	₱ 578